Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8: - COMMITMENTS AND CONTINGENCIES

a.	Royalty commitments:

1.	The Company receives research and development grants from the IIA. In consideration for the research and development grants received from the IIA, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR.

As of December 31, 2021, the Company’s total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $53,288. The total research and development grants that the Company has received from the IIA as of December 31, 2021 were $48,403. The accumulated interest as of December 31, 2021, was $23,489 and the accumulated royalties paid to the IIA were $18,604.

Royalty expenses relating to the IIA grants included in cost of revenues during the years ended December 31, 2021, 2020 and 2019 were $1,209, $1,127, and $990, respectively.

In May 2010, the Company received a notice from the IIA regarding alleged miscalculations of the amount of royalties paid by the Company to the IIA for the years 1992-2009 and the revenues basis on which the Company had to pay royalties. The Company believes that all royalties due to the IIA from the sale of products developed with funding provided by the IIA during such years were properly paid or were otherwise accrued. During 2011, the Company reviewed with the IIA the alleged miscalculations. The Company assessed the merits of the aforesaid arguments raised by the IIA and recorded a liability for an estimated loss.

2.	In April 2012 and in April 2014, the MOE approved the Company’s application for participation in funding the setting up of the Company’s India subsidiary and China branch as part of a designated grants plan for setting up and establishing a marketing agency in India and China. The grant was intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years. The Company is currently in the process of winding down its operations at the China office. The total marketing grants received by the Company from the MOE during the years 2012 to 2017 were in the amount of $668. No further grants are expected to be received from such plans.

The Company is obligated to pay to the MOE royalties of 3% on the increased sales in the target market, with respect to the year during which the grant was approved over a period of five years, but not more than the total linked amount of the grant received.

No royalties were paid to the MOE during the years ended December 31, 2019, 2020 and 2021.

3.	According to the Company’s agreements with the Israel-U.S Bi-National Industrial Research and Development Foundation (“BIRD-F”), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of the BIRD-F’s grant, linked to the United States CPI relating to such products. The last funds from the BIRD-F were received in 1996. In the event the Company does not generate sales of products developed with funds provided by the BIRD-F, the Company is not obligated to pay royalties or repay the grants.

The total research and development funds that the Company has received from the BIRD-F were $340 (CPI linked amount of $627). According to the above, as of December 31, 2021, the total royaltyies commitment the Company may be required to pay is an amount of up to $941 out of which $518 was paid by the Company in previous years. The remaining commitment with respect to royalty-bearing participation received, net of royalties paid or accrued, amounted to $423 as of December 31, 2021.

Since 2003, the Company has not generated sales of products developed with the funds provided by the BIRD-F. Therefore, the Company has not been obligated to pay royalties or repay the grant since such date.

b.	Bank guarantee:

As of December 31, 2021, the Company issued a bank guarantee to the Israeli Customs Authority that amounted to $40, which will expire on April 30, 2022.